SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenues from External Customers by Products and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from External Customer [Line Items]
Revenues	$ 33,264	$ 20,025	$ 28,340
Raw materials and equipment [Member]
Revenue from External Customer [Line Items]
Revenues	6,296	3,353	9,427
Electronic monitoring [Member]
Revenue from External Customer [Line Items]
Revenues	5,535	4,437	0
Treatment programs [Member]
Revenue from External Customer [Line Items]
Revenues	3,906	4,530	0
Maintenance, royalties and project management [Member]
Revenue from External Customer [Line Items]
Revenues	$ 17,527	$ 7,705	$ 18,913